COMMITMENTS, CONTINGENCIES AND GUARANTEES - Assets and Portfolio Assets Brookfield & Partners Have Agreed to Acquire (Details)
$ / shares in Units, ¥ in Millions, R$ in Millions, $ in Millions, ₨ in Billions, $ in Billions
	3 Months Ended										6 Months Ended
	Sep. 30, 2026 USD ($) MW	Sep. 30, 2026 BRL (R$) MW	Mar. 31, 2024 USD ($) GW	Mar. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($) MW	Dec. 31, 2023 CNY (¥) MW	Sep. 30, 2023 USD ($) MW	Sep. 30, 2023 BRL (R$) MW	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) MW	Dec. 31, 2023 INR (₨) MW	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2024 $ / shares
Disclosure of quantitative information about right-of-use assets [line items]
Investment in equity-accounted investments | $									$ 31.0	$ 54.0			$ 124.0	$ 74.0
Forecast | 102 MW Wind Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW)					102	102					102	102
Investment in equity-accounted investments					$ 38.0	¥ 255
Ownership interest					20.00%	20.00%
Forecast | U.S. Nuclear Services Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Investment in equity-accounted investments | $											$ 4,500.0
Brookfield Renewable Economic Interest | $											$ 450.0
Forecast | 473 MW Utility-scale Solar Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Solar power capacity (in MW)					473	473					473	473
Investment in equity-accounted investments | $					$ 135.0
Ownership interest					20.00%	20.00%
Forecast | 350 MW Wind Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW)					350	350					350	350
Investment in equity-accounted investments					$ 125.0	¥ 853
Ownership interest					20.00%	20.00%
Forecast | Europe Utility-scale Solar Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Utility-scale solar capacity, operating (in MW)					649	649					649	649
Utility-scale solar capacity, development (in MW)					531	531					531	531
Investment in equity-accounted investments | $											$ 900.0
Ownership interest											17.00%	17.00%
Forecast | Australia 7 GW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Integrated power generator and energy retailer capacity (in GW) | GW			7
Contracted assets under customer accounts | $			$ 4.5
Investment in equity-accounted investments | $				$ 18.7
Consideration (in australian dollars per share) | $ / shares															$ 8.91
Brookfield Renewable Economic Interest | $			$ 750.0
Forecast | 220 MW Distributed Energy And Sustainable Solutions Portfolio
Disclosure of quantitative information about right-of-use assets [line items]
Distributed energy and sustainable solutions capacity (in MW)							220	220
Investment in equity-accounted investments | $							$ 14.0
Ownership interest							20.00%	20.00%
Forecast | 5,900 MW Operating And Under Construction, 6,100 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Integrated developer and operator of renewable power, operating and under construction capacity (in MW)					5,900	5,900					5,900	5,900
Integrated developer and operator of renewable power, development capacity (in MW)					6,100	6,100					6,100	6,100
Investment in equity-accounted investments | $											$ 1,050.0
Ownership interest											25.00%	25.00%
Forecast | U.S. 14 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Distributed energy and sustainable solutions capacity (in MW)							14	14
Investment in equity-accounted investments | $							$ 30.0
Ownership interest							25.00%	25.00%
Forecast | India 4,500 MW Operating and Development
Disclosure of quantitative information about right-of-use assets [line items]
Renewable platform capacity (in MW)					4,500	4,500					4,500	4,500
Investment in equity-accounted investments											$ 188.0	₨ 15.4
Ownership interest											20.00%	20.00%
Forecast | Brazil 730 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Distributed energy and sustainable solutions capacity (in MW)	730	730
Investment in equity-accounted investments	$ 83.0	R$ 430
Ownership interest	20.00%	20.00%
Forecast | Brazil 60 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW)							60	60
Investment in equity-accounted investments							$ 20.0	R$ 112
Ownership interest							25.00%	25.00%